Related party balances and transactions - Related party transactions (Details) - Related Party	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenue from a related party | New Vision
Related party balances and transactions
Related party transactions				¥ 853,089
Advances made to related parties | Mr. Yuan Li
Related party balances and transactions
Related party transactions			¥ 4,439,705
Collection from related parties | Mr. Yuan Li
Related party balances and transactions
Related party transactions	¥ 4,439,705	$ 634,597
Advances made from related parties | Mr. Yuan Li
Related party balances and transactions
Related party transactions	417,062	59,613	275,000
Advances made from related parties | Ms. Li Tan
Related party balances and transactions
Related party transactions			¥ 100
Advances made from related parties | Xiang Lan
Related party balances and transactions
Related party transactions	43	6
Advances made from related parties | JD LIYUAN LIMITED
Related party balances and transactions
Related party transactions	45,732	6,537
Repayment made to related parties | Ms. Li Tan
Related party balances and transactions
Related party transactions	¥ 100	$ 14